Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participants deferral contributions	$ 7,452,614
Participants rollover contributions	749,719
Employer contributions	3,454,299
Total contributions	11,656,632
Investment income:
Net appreciation in fair value of investments	13,365,546
Dividends	614,856
Total investment income	13,980,402
Interest income on participants loans	166,674
Total additions to net assets	25,803,708
Deductions from Net Assets
Benefits paid to participants	12,768,030
Administrative fees	107,998
Total deductions from net assets	12,876,028
Net increase in net assets available for benefits	12,927,680
Net assets available for benefits, at beginning of year	135,020,028
Net assets available for benefits, at end of year	$ 147,947,708